Bank loans: Syndicated loan (Details)	Dec. 31, 2019 COP ($)
Bank loans:
Borrowings	$ 440,000,000
Bancolombia
Bank loans:
Borrowings	150,000,000
CorpBanca Columbia
Bank loans:
Borrowings	102,000,000
Banco AV Villas
Bank loans:
Borrowings	8,000,000
Banco Davivienda
Bank loans:
Borrowings	90,000,000
Banco de Bogota
Bank loans:
Borrowings	37,000,000
Banco de Occidente
Bank loans:
Borrowings	37,000,000
Banco Popular
Bank loans:
Borrowings	8,000,000
Servicios Financieros
Bank loans:
Borrowings	$ 8,000,000